Consolidated Statements of Cash Flow - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Net income	$ 1,256	$ 634	$ 2,037	$ 1,121
Adjustments for the following items:
Depreciation	436	480	847	954
Finance costs, net	58	51	120	82
Impairment charges (note 9b)	0	1	4	18
Income tax expense (note 10)	102	407	380	581
Income from equity investees (note 12)	(77)	(115)	(144)	(163)
Gain on sale of non-current assets (note 9a)	(745)	(5)	(745)	(6)
Loulo-Gounkoto loss of control	1,035	0	1,035	0
(Gain) loss on currency translation	(2)	5	0	17
Change in working capital (note 11)	(129)	112	(234)	(129)
Other operating activities (note 11)	(103)	(29)	(112)	(99)
Operating cash flows before interest and income taxes	1,831	1,541	3,188	2,376
Interest paid	(114)	(131)	(139)	(158)
Interest received	37	50	83	118
Income taxes paid	(425)	(301)	(591)	(417)
Net cash provided by operating activities	1,329	1,159	2,541	1,919
INVESTING ACTIVITIES
Capital expenditures (note 5)	(934)	(819)	(1,771)	(1,547)
Sales proceeds	2	7	2	7
Divestitures (note 4)	999	0	999	0
Income taxes paid (refund), classified as investing activities	(87)	0	(87)	0
Investment sales	0	33	0	33
Funding of equity method investments (note 12)	0	11	0	55
Dividends received from equity method investments (note 12)	53	42	91	89
Shareholder loan repayments from equity method investments	53	45	113	90
Net cash provided by (used in) investing activities	86	(703)	(653)	(1,383)
FINANCING ACTIVITIES
Lease repayments	14	4	17	7
Repayments of borrowings, classified as financing activities	2	0	2	0
Dividends	(170)	(175)	(342)	(350)
Share buyback program	268	49	411	49
Funding from Reko Diq non-controlling interests (note 15)	44	30	127	52
Disbursements to non-controlling interests (note 15)	324	169	532	290
Repayments of bonds, notes and debentures				(2)
Pueblo Viejo JV partner shareholder loan	13	5	17
Net cash used in financing activities	(721)	(362)	(1,160)	(646)
Effect of exchange rate changes on cash and equivalents	0	0	0	(2)
Net increase (decrease) in cash and equivalents	694	94	728	(112)
Cash and cash equivalents at beginning of period	4,108	3,942	4,074	4,148
Cash and equivalents	$ 4,802	$ 4,036	$ 4,802	$ 4,036